Investment Objectives and Goals	Nov. 05, 2025
Hedgeye 130/30 Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – Hedgeye 130/30 Equity Allocation ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Hedgeye 130/30 Equity ETF (the “Fund”) seeks long-term capital appreciation.
Hedgeye Fourth Turning ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – Hedgeye Fourth Turning ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Hedgeye Fourth Turning ETF (the “Fund”) seeks long-term capital appreciation.